Cash and Cash Equivalents - Summary of Reconciliation of Liabilities Arising from Financing Activities (Detail) € in Millions	12 Months Ended
Dec. 31, 2017 EUR (€)
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	€ 13,153
Ending balance	13,635
Cash flow hedges [member] | Subordinated borrowings - held at amortized cost [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	767
Amortization	6
Cash flow hedges [member] | Trust pass-through securities - held at amortized cost [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	156
Movements related to fair value hedges	(4)
Cash flow hedges [member] | Borrowings [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	13,153
Addition	9,170
Repayment	(7,918)
Realized gains /losses in income statement	(10)
Amortization	(1)
Other	1
Cash flow hedges [member] | Assets held to hedge Trust pass through securities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	22
Realized gains /losses in income statement	(4)
Non-cash changes [member] | Subordinated borrowings - held at amortized cost [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Net exchange difference	(9)
Ending balance	764
Non-cash changes [member] | Trust pass-through securities - held at amortized cost [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Net exchange difference	(19)
Ending balance	133
Non-cash changes [member] | Borrowings [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Net exchange difference	(760)
Ending balance	13,635
Non-cash changes [member] | Assets held to hedge Trust pass through securities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Net exchange difference	(2)
Ending balance	€ 15